Mineral Properties and Exploration and Evaluation Assets (Schedule Related to Property, Plant and Equipment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cost
Balance at December 31	$ 133,664
Disposals	(107)
Reclassifications	194	$ 1,701
Balance at December 31	192,200	133,664
Accumulated Impairment
Balance at December 31	133,664
Balance at December 31	192,200	133,664
Accumulated Depreciation
Balance at December 31	133,664
Balance at December 31	192,200	133,664
NET BOOK VALUE at December 31,	133,664	133,664
Gross carrying amount [member]
Cost
Balance at December 31	221,649	215,446
Additions	79,131	14,900
Changes in rehabilitation provision	550	312
Disposals	(2,243)	(9,006)
Reclassifications		(3)
Balance at December 31	299,087	221,649
Accumulated Impairment
Balance at December 31	221,649	215,446
Balance at December 31	299,087	221,649
Accumulated Depreciation
Balance at December 31	221,649	215,446
Balance at December 31	299,087	221,649
NET BOOK VALUE at December 31,	221,649	215,446
Accumulated impairment [member]
Cost
Balance at December 31		22,770
Disposals		(76)
Accumulated Impairment
Balance at December 31		22,770
Impairment reversal (note 14)		(22,694)
Accumulated Depreciation
Balance at December 31		22,770
Impairment reversal (note 14)		(22,694)
NET BOOK VALUE at December 31,		22,770
Accumulated depreciation and amortisation [member]
Cost
Balance at December 31	87,985	61,813
Disposals	(2,040)	(5,045)
Balance at December 31	106,887	87,985
Accumulated Impairment
Balance at December 31	87,985	61,813
Impairment reversal (note 14)		10,437
Balance at December 31	106,887	87,985
Accumulated Depreciation
Balance at December 31	87,985	61,813
Impairment reversal (note 14)		10,437
Balance at December 31	106,887	87,985
NET BOOK VALUE at December 31,	87,985	61,813
Mineral Properties and Exploration and Evaluation Assets [member]
Cost
Balance at December 31	296,612
Balance at December 31	312,800	296,612
Accumulated Impairment
Balance at December 31	296,612
Balance at December 31	312,800	296,612
Accumulated Depreciation
Balance at December 31	296,612
Balance at December 31	312,800	296,612
NET BOOK VALUE at December 31,	296,612	296,612
Mineral Properties and Exploration and Evaluation Assets [member] | Gross carrying amount [member]
Cost
Balance at December 31	421,171	384,323
Additions	38,704	36,229
Changes in rehabilitation provision	1,010	818
Disposals		(202)
Reclassifications		3
Balance at December 31	460,885	421,171
Accumulated Impairment
Balance at December 31	421,171	384,323
Balance at December 31	460,885	421,171
Accumulated Depreciation
Balance at December 31	421,171	384,323
Balance at December 31	460,885	421,171
NET BOOK VALUE at December 31,	421,171	384,323
Mineral Properties and Exploration and Evaluation Assets [member] | Accumulated impairment [member]
Cost
Balance at December 31		31,900
Accumulated Impairment
Balance at December 31		31,900
Impairment reversal (note 14)		(31,900)
Accumulated Depreciation
Balance at December 31		31,900
Impairment reversal (note 14)		(31,900)
NET BOOK VALUE at December 31,		31,900
Mineral Properties and Exploration and Evaluation Assets [member] | Accumulated depreciation and amortisation [member]
Cost
Balance at December 31	124,559	88,888
Balance at December 31	148,085	124,559
Accumulated Impairment
Balance at December 31	124,559	88,888
Impairment reversal (note 14)		13,038
Balance at December 31	148,085	124,559
Accumulated Depreciation
Balance at December 31	124,559	88,888
Impairment reversal (note 14)		13,038
Depletion	23,526	22,633
Balance at December 31	148,085	124,559
NET BOOK VALUE at December 31,	124,559	88,888
Caylloma Plant and Mine Equipment [member] | Depletable [member]
Cost
Balance at December 31	51,616
Balance at December 31	53,418	51,616
Accumulated Impairment
Balance at December 31	51,616
Balance at December 31	53,418	51,616
Accumulated Depreciation
Balance at December 31	51,616
Balance at December 31	53,418	51,616
NET BOOK VALUE at December 31,	51,616	51,616
Caylloma Plant and Mine Equipment [member] | Depletable [member] | Gross carrying amount [member]
Cost
Balance at December 31	112,669	100,630
Additions	8,240	10,599
Changes in rehabilitation provision	716	1,448
Reclassifications		(8)
Balance at December 31	121,625	112,669
Accumulated Impairment
Balance at December 31	112,669	100,630
Balance at December 31	121,625	112,669
Accumulated Depreciation
Balance at December 31	112,669	100,630
Balance at December 31	121,625	112,669
NET BOOK VALUE at December 31,	112,669	100,630
Caylloma Plant and Mine Equipment [member] | Depletable [member] | Accumulated impairment [member]
Cost
Balance at December 31		31,900
Accumulated Impairment
Balance at December 31		31,900
Impairment reversal (note 14)		(31,900)
Accumulated Depreciation
Balance at December 31		31,900
Impairment reversal (note 14)		(31,900)
NET BOOK VALUE at December 31,		31,900
Caylloma Plant and Mine Equipment [member] | Depletable [member] | Accumulated depreciation and amortisation [member]
Cost
Balance at December 31	61,053	42,059
Balance at December 31	68,207	61,053
Accumulated Impairment
Balance at December 31	61,053	42,059
Impairment reversal (note 14)		13,038
Balance at December 31	68,207	61,053
Accumulated Depreciation
Balance at December 31	61,053	42,059
Impairment reversal (note 14)		13,038
Depletion	7,154	5,956
Balance at December 31	68,207	61,053
NET BOOK VALUE at December 31,	61,053	42,059
San Jose Property Plant and Mine Equipment [member] | Gross carrying amount [member]
Cost
Additions	1,796
San Jose Property Plant and Mine Equipment [member] | Depletable [member]
Cost
Balance at December 31	100,692
Balance at December 31	95,731	100,692
Accumulated Impairment
Balance at December 31	100,692
Balance at December 31	95,731	100,692
Accumulated Depreciation
Balance at December 31	100,692
Balance at December 31	95,731	100,692
NET BOOK VALUE at December 31,	100,692	100,692
San Jose Property Plant and Mine Equipment [member] | Depletable [member] | Gross carrying amount [member]
Cost
Balance at December 31	164,198	151,259
Additions	12,035	13,888
Changes in rehabilitation provision	(624)	(931)
Reclassifications		(18)
Balance at December 31	175,609	164,198
Accumulated Impairment
Balance at December 31	164,198	151,259
Balance at December 31	175,609	164,198
Accumulated Depreciation
Balance at December 31	164,198	151,259
Balance at December 31	175,609	164,198
NET BOOK VALUE at December 31,	164,198	151,259
San Jose Property Plant and Mine Equipment [member] | Depletable [member] | Accumulated depreciation and amortisation [member]
Cost
Balance at December 31	63,506	46,829
Balance at December 31	79,878	63,506
Accumulated Impairment
Balance at December 31	63,506	46,829
Balance at December 31	79,878	63,506
Accumulated Depreciation
Balance at December 31	63,506	46,829
Depletion	16,372	16,677
Balance at December 31	79,878	63,506
NET BOOK VALUE at December 31,	63,506	46,829
Lindero Project [member] | Gross carrying amount [member]
Cost
Additions	59,356
Lindero Project [member] | Non Depletable [member]
Cost
Balance at December 31	140,154
Balance at December 31	155,854	140,154
Accumulated Impairment
Balance at December 31	140,154
Balance at December 31	155,854	140,154
Accumulated Depreciation
Balance at December 31	140,154
Balance at December 31	155,854	140,154
NET BOOK VALUE at December 31,	140,154	140,154
Lindero Project [member] | Non Depletable [member] | Gross carrying amount [member]
Cost
Balance at December 31	140,154	130,590
Additions	14,782	9,234
Changes in rehabilitation provision	918	301
Reclassifications		29
Balance at December 31	155,854	140,154
Accumulated Impairment
Balance at December 31	140,154	130,590
Balance at December 31	155,854	140,154
Accumulated Depreciation
Balance at December 31	140,154	130,590
Balance at December 31	155,854	140,154
NET BOOK VALUE at December 31,	140,154	130,590
Other Mineral Properties and Exploration and Evaluation Assets [member] | Non Depletable [member]
Cost
Balance at December 31	4,150
Balance at December 31	7,797	4,150
Accumulated Impairment
Balance at December 31	4,150
Balance at December 31	7,797	4,150
Accumulated Depreciation
Balance at December 31	4,150
Balance at December 31	7,797	4,150
NET BOOK VALUE at December 31,	4,150	4,150
Other Mineral Properties and Exploration and Evaluation Assets [member] | Non Depletable [member] | Gross carrying amount [member]
Cost
Balance at December 31	4,150	1,844
Additions	3,647	2,508
Disposals		(202)
Balance at December 31	7,797	4,150
Accumulated Impairment
Balance at December 31	4,150	1,844
Balance at December 31	7,797	4,150
Accumulated Depreciation
Balance at December 31	4,150	1,844
Balance at December 31	7,797	4,150
NET BOOK VALUE at December 31,	$ 4,150	$ 1,844